Vessels (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2024	$4,664,735	$133,467	$4,798,202
Additions (1)	148	105,329	105,477
Disposal of vessels (2)	(414,484)	(21,281)	(435,765)
Write-offs (3)	—	(44,597)	(44,597)
As of December 31, 2024	4,250,399	172,918	4,423,317

Accumulated depreciation and impairment
As of January 1, 2024	(1,140,414)	(79,853)	(1,220,267)
Charge for the period	(155,882)	(29,437)	(185,319)
Disposal of vessels (2)	122,403	6,089	128,492
Write-offs (3)	—	44,597	44,597
As of December 31, 2024	(1,173,893)	(58,604)	(1,232,497)
Net book value
As of December 31, 2024	$3,076,506	$114,314	$3,190,820

Cost
As of January 1, 2023	$4,045,062	$117,641	$4,162,703
Transfer from right of use assets, net (4)	695,162	3,722	698,884
Additions (1)	4,711	16,738	21,449
Disposal of vessels (2)	(79,429)	(3,134)	(82,563)
Write-offs (3)	(771)	(1,500)	(2,271)
As of December 31, 2023	4,664,735	133,467	4,798,202

Accumulated depreciation and impairment
As of January 1, 2023	(1,016,258)	(57,191)	(1,073,449)
Charge for the period	(152,661)	(25,598)	(178,259)
Disposal of vessels (2)	28,505	1,436	29,941
Write-offs (3)	—	1,500	1,500
As of December 31, 2023	(1,140,414)	(79,853)	(1,220,267)
Net book value
As of December 31, 2023	$3,524,321	$53,614	$3,577,935
(1)Additions during the years ended December 31, 2024 and 2023 primarily relate to the drydock and Ballast Water Treatment System ("BWTS") costs and installations incurred on certain of our vessels.
(2)Represents the net book value of an aggregate of 14 vessels that were sold during the years ended December 31, 2024 and 2023. These sales consisted of 11 MRs (STI Tribeca, STI Larvotto, STI Le Rocher, STI Manhattan, STI Beryl, STI Onyx, STI Garnet, STI Ruby, STI Topaz, STI San Antonio and STI Texas City) and one LR2 (STI Lily) during the year ended December 31, 2024, and two MRs (STI Ville and STI Amber) during the year ended December 31, 2023. These transactions are described below.
(3)Primarily represents write-offs of fully depreciated equipment and drydock costs on certain of our vessels.
(4)During the year ended December 31, 2023, we exercised the purchase options on leases for 17 MRs (STI Magnetic, STI Marshall, STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic, STI Miracle, STI Maestro, STI Mighty, STI Modest, STI Maverick, STI Millennia, STI Maximus, STI Beryl, STI Larvotto and STI Le Rocher) and four LR2s (STI Lavender, STI Lobelia, STI Lotus and STI Lily) that had been previously recorded as Right of use assets for vessels. The carrying amounts of these Right of Use Assets were reclassified to Vessels and Drydock as a result of these transactions. These transactions are further described in Note 7.
Summary of cost capitalized
The following is a summary of the items that were capitalized during the years ended December 31, 2024 and 2023:

In thousands of U.S. dollars	Drydock (1)	BWTS	Other equipment	Capitalized interest	Total vessel additions
For the year ended December 31, 2024	$105,329	$126	$22	$—	$148
For the year ended December 31, 2023	16,738	4,554	150	7	4,711

(1)Additions during the years ended December 31, 2024 and 2023 include new costs accrued in prior periods relating to drydocks and ballast water treatment system.

Schedule of collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $2.3 billion at December 31, 2024 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements as of December 31, 2024:

Credit Facility	Vessel Name
2023 $225.0 Million Credit Facility	STI Duchessa, STI Memphis, STI Yorkville, STI Milwaukee, STI Battery, STI Madison, STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI Sanctity
2023 $49.1 Million Credit Facility	STI Rose, STI Rambla
2023 $117.4 Million Credit Facility	STI Battersea, STI Wembley, STI Meraux, STI St. Charles, STI Mayfair, STI Alexis
2023 $1.0 Billion Credit Facility	STI Lobelia, STI Lotus, STI Lavender, STI Magic, STI Mystery, STI Marvel, STI Magnetic, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus, STI Spiga, STI Kingsway, STI Bosphorus, STI Leblon, STI Jermyn, STI Donald C Trauscht, STI Esles II, STI Solace, STI Solidarity, STI Stability, STI Galata, STI Bronx, STI Notting Hill, STI Seneca, STI Sloane, STI Condotti, STI Brooklyn, STI Goal, STI Gladiator, STI Gratitude, STI Steadfast, STI Supreme, STI Acton, STI Camden, STI Jardins, STI San Telmo, STI Soho, STI Osceola
2023 $94.0 Million Credit Facility	STI Marshall, STI Grace, STI Guide, STI Gauntlet
Ocean Yield Lease Financing	STI Symphony
2021 Ocean Yield Lease Financing	STI Gallantry, STI Guard

The below table is a summary of vessels with an aggregate carrying value of $846.3 million which were unencumbered at December 31, 2024:

Vessel Name
Unencumbered	STI Clapham, STI Hammersmith, STI Rotherhithe, STI Poplar, STI La Boca, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto, STI Fulham, STI Elysees, STI Park, STI Orchard, STI Hackney, STI Lombard, STI Comandante, STI Brixton, STI Pimlico, STI Finchley, STI Westminster, STI Pontiac, STI Black Hawk, STI Oxford, STI Selatar, STI Gramercy, STI Queens